Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following table summarizes the classification and carrying values of the Company’s financial instruments at December 31, 2022 and 2021:

December 31, 2022	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total

Financial assets

Cash and cash equivalents	$ -	$ 6,409	$ -	$ 6,409

Receivables	-	39	-	39

Deposits	-	12	-	12

Total financial assets	$ -	$ 6,460	$ -	$ 6,460

Financial liabilities

Accounts payable and accrued liabilities	$ -	$ -	$227	$ 227

Lease liabilities	-	-	549	549

Loan payable	-	-	11,139	11,139

Total financial liabilities	$ -	$ -	$ 11,915	$ 11,915

December 31, 2021	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total

Financial assets

Cash and cash equivalents	$-	$7,090	$-	$7,090

Receivables	-	40	-	40

Deposits	-	12	-	12

Total financial assets	$-	$7,142	$-	$7,142

Financial liabilities

Accounts payable and accrued liabilities	$-	$-	$101	$101

Lease liabilities	-	-	99	99

Loan payable	-	-	10,262	10,262

Total financial liabilities	$-	$-	$10,462	$10,462

Schedule Of Detailed Informatiion Of Foreign Exchange Risk
The Company is exposed to foreign exchange risk through the following assets and liabilities:

	December 31, 2022	December 31, 2021

Cash and cash equivalents	$6,409	$7,090

Accounts payable and accrued liabilities	(227)	(101)

	$6,182	$6,989